SHARE OPTIONS - Summary of Stock Option Activity (Details) - 2008 Plan - Employee Stock Option	12 Months Ended
Dec. 31, 2024 $ / shares shares
Options granted
Balance at the beginning of the period (in shares) | shares	5,734,080
Granted (in shares) | shares	2,772,594
Exercised (in shares) | shares	(20,000)
Forfeited (in shares) | shares	(1,644,180)
Balance at the end of the period (in shares) | shares	6,842,494
Weighted average exercise price per option
Balance at the beginning of the period (in dollars per share) | $ / shares	$ 0.36
Granted (in dollars per share) | $ / shares	0.31
Exercised (in dollars per share) | $ / shares	0.25
Forfeited (in dollars per share) | $ / shares	0.35
Balance at the end of the period (in dollars per share) | $ / shares	$ 0.34